VESSELS HELD FOR SALE (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 vessel	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Abstract]
Number of vessels held for sale | vessel		0
Proceeds from sale of vessels	$ 9.6
Impairment loss on vessels held for sale			$ 0.7